Basis of Presentation and General Information (Table) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Customer A - Drilling segment
Major customer revenue percentage		12.00%	12.00%
Customer B - Drilling segment
Major customer revenue percentage		14.00%	15.00%
Customer C - Drilling segment
Major customer revenue percentage		11.00%	0.00%
Customer D - Drilling segment
Major customer revenue percentage		10.00%	12.00%
Customer E - Drilling segment
Major customer revenue percentage		10.00%	10.00%
Customer F - Drilling segment
Major customer revenue percentage		10.00%	25.00%
Customer G - Offshore support segment
Major customer revenue percentage	37.00%